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                          [LETTERHEAD OF VEDDER PRICE]

                                                                     May 3, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Horace Mann Life Insurance Company Separate Account File Nos. 2-24256 and 811-1343

To The Commission:

     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated May 1, 2002 and Statement of Additional Information dated May 1, 2002 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                              Very truly yours,



                                              /s/ Renee M. Hardt
                                              ------------------
                                                  Renee M. Hardt